Leases - Additional Information (Details) - USD ($) $ in Thousands			1 Months Ended		9 Months Ended		12 Months Ended
	Aug. 03, 2021	Jul. 26, 2021	May 31, 2021	Jul. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Operating sublease termination notice, period					90 days		90 days
Increase (decrease) in operating lease liabilities					$ (13,570)	$ (14,887)	$ (19,516)	$ (15,416)	$ 0
Rent expense									$ 17,300
New York Office
Lessee, Lease, Description [Line Items]
Gain (loss) on modification of lease				$ 100
Extended lease term			5 months
Increase (decrease) in operating lease liabilities			$ 5,100
Increase (decrease) in operating lease right of use asset			$ 5,100
Houston Office
Lessee, Lease, Description [Line Items]
Increase (decrease) in operating lease liabilities		$ (2,400)
Increase (decrease) in operating lease right of use asset		(1,900)
Gain on termination of lease		$ 500
Paris Office
Lessee, Lease, Description [Line Items]
Increase (decrease) in operating lease liabilities	$ 500
Increase (decrease) in operating lease right of use asset	$ 500
Building | Minimum
Lessee, Lease, Description [Line Items]
Lease term							5 years
Building | Maximum
Lessee, Lease, Description [Line Items]
Lease term							20 years
Office Equipment | Minimum
Lessee, Lease, Description [Line Items]
Lease term							1 year
Office Equipment | Maximum
Lessee, Lease, Description [Line Items]
Lease term							5 years